Trade and Other Payables	6 Months Ended
Jun. 30, 2025
Trade and Other Payables [Abstract]
Trade and other payables

Note 12 — Trade and other payables

Trade and other payables consist of the following:

	June 30, 2025	December 31, 2024
	EUR	EUR
Current liabilities
Trade and other payables	6,516,787	1,302,613
Trade and other payables – related parties	384,299	162,180
Subtotal	6,901,086	1,464,793
Non-current liabilities
Trade and other payables	4,788,639	763
Subtotal	4,788,639	763
Total liabilities	11,689,725	1,465,556

Trade payables mainly represent amounts due to vendors, including independent third party and related parties, who delivered the consultancy services. Other payables mainly represent accruals, VAT and other taxes payable.

As of June 30, 2025, the Company recognized a provision for risks and legal disputes totaling EUR380,000, which arose as part of the Juve Stabia acquisition and is included in Trade and other payables. The provision primarily relates to alleged commission claims by certain agents.